Accrued expenses	12 Months Ended
Dec. 31, 2020
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Accrued expenses

(19)	Accrued expenses
Accrued expenses as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Operating expenses (1)	$16,448	$82,117
Other accrued expenses (2)	—	5,493

Total	$16,448	$87,610

(1)	Corresponds mainly costs for landings, credit card commissions, air navigation, ground services and passenger services.
(2)	Other accrued expenses include transport, freight and haulage, public services and maintenance.
As of December 31, 2020, the Accrued expenses prior to entering Chapter 11 of the companies that availed themselves of this protection subject to compromise have a value of $22.